Investment/Investors in millburn multi-markets trading L.P	12 Months Ended
Dec. 31, 2020
INVESTMENT/INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2020 and 2019, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2020 and 2019, the Partnership’s investment in the Master Fund represents 25.08% and 30.30%, respectively, of total partners’ capital of the Master Fund.

As the Partnership’s sole investing activity during the years ended December 31, 2020 and 2019 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership’s allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the limited partners of the Partnership as disclosed in the Master Fund’s financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
INVESTMENT/INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2020 and 2019, respective ownership percentages of the Partnership are detailed below:

	2020	2019

U.S. Feeder	25.08%	30.30%
Cayman Feeder	65.81	60.29

Total	90.89%	90.59%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2020 and 2019 were $54,219,673 and $9,961,404, respectively, detailed below.

	2020	2019
Direct investors (1)	$990,861	$9,224,590
U.S. Feeder	2,272,143	736,814
Cayman Feeder	50,956,669	-

Total	$54,219,673	$9,961,404

(1)	Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020. Includes profit share to the General Partner of $9,224,590 at December 31, 2019.

During February 2020, the Cayman Feeder created a new GBP share class. As the Cayman Feeder determines its net asset value in U.S. dollars and the GBP share class’s functional currency is British Pound Sterling, an investment in the GBP share class involves exchange-rate risk. It’s the Master Fund’s general practice to enter into a one-month forward currency contract at the beginning of each month for the purpose of hedging the GBP share class’ beginning of month exposure to U.S. dollars. Hedging the Cayman Feeder’s GBP share class exposure to U.S. dollars takes place at the Master Fund level. In the event of mid-month investor subscriptions or redemptions, the Master Fund may increase or decrease its hedge by entering into one or more additional forward currency contracts. The Master Fund may or may not adjust the hedge during a month for profits and losses. All gains and losses and all expenses of such currency hedging will be allocated at the Master Fund level to the Class GBP Shares.